Income Taxes - Schedule of Composition of Income Tax Expense (benefit) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Income Taxes
Current income tax (benefit) expense	$ 2,706	$ 11,333	$ (5,654)
Deferred income tax (benefit) expense	72	66,150	(45,686)
Income tax (benefit) expense	2,778	77,483	(51,340)
Mainland China
Income Taxes
Current income tax (benefit) expense	1,375	7,853	(4,341)
Deferred income tax (benefit) expense	72	39,623	(26,637)
Singapore
Income Taxes
Current income tax (benefit) expense	1,235	1,056	(3,953)
Deferred income tax (benefit) expense		16,108	(13,365)
HONG KONG
Income Taxes
Current income tax (benefit) expense	56	883	2,138
Deferred income tax (benefit) expense		10,419	(5,684)
United States of America
Income Taxes
Current income tax (benefit) expense	53	1,530	468
Deferred income tax (benefit) expense	0	0	0
Others
Income Taxes
Current income tax (benefit) expense	$ (13)	11	34
Deferred income tax (benefit) expense		$ 0	$ 0